FINANCING INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Financing Expense
Financing income (expense), net consists of the following for the years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Interest expense	$(5,687)	$(7,312)	$(6,755)
Interest income	13,596	5,368	8,484
Series G Debentures amortization, related exchange rate and related hedging results	(772)	(1,773)	(3,045)
Exchange rate and related hedging results	(3,986)	(7,092)	5,509
Marketable securities fair value adjustments	(9,225)	-	-
Bank fees and others	(6,693)	(2,064)	(1,323)
	$(12,767)	$(12,873)	$2,870